Long-Term Debt and Other Borrowing Arrangements - Carrying Values of Long-Term Debt and Other Borrowing Arrangements (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revolving Credit Agreement Mature 2018 [Member]
Debt Instrument [Line Items]
Revolving credit agreement, maturity	2018	2018
Variable Term loan Due 2020 [Member]
Debt Instrument [Line Items]
Long term debt, maturity	2020	2020
5.25% Senior Subordinated Notes Due 2024 [Member]
Debt Instrument [Line Items]
Senior subordinated notes maturity year	2024	2024
Senior subordinated notes interest rate	5.25%	5.25%
5.50% Senior subordinated notes due 2023 [Member]
Debt Instrument [Line Items]
Senior subordinated notes maturity year	2023	2023
Senior subordinated notes interest rate	5.50%	5.50%
5.50% Senior subordinated notes due 2022 [Member]
Debt Instrument [Line Items]
Senior subordinated notes maturity year	2022	2022
Senior subordinated notes interest rate	5.50%	5.50%
9.25% Senior Subordinated Notes Due 2019 [Member]
Debt Instrument [Line Items]
Senior subordinated notes maturity year	2019	2019
Senior subordinated notes interest rate	9.25%	9.25%